Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,048,107	$ 9,087,872
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	308,274	241,719
Gain from short-term investment	(93,007)	(29,008)
Loss from disposal of equipment	437	4,074
Bad debt expenses	117,432
Change in operating assets and liabilities:
Decrease (increase) in accounts receivable	779,503	(358,411)
Decrease in accounts receivable - related parties		12,684
(Increase) decrease in other receivables and prepaid expenses	(778,684)	438,780
Decrease in other receivables - related parties		255,262
Decrease in prepayment		15,367
Increase in accounts payable	4,392,974	323,551
Increase (decrease) in accounts payable - related parties	952,820	(47,551)
Increase (decrease) in deferred revenue	51,738	(642,459)
Increase in other payables and accrued liabilities	288,331	282,651
Increase (decrease) in taxes payable	33,662	(25,064)
Net cash provided by operating activities	8,101,587	9,559,467
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	(24,422,988)	(4,157,281)
Proceed from sale of short-term investment	25,285,807	2,417,485
Proceed from sale of investment		60,883
Purchase of property, plant and equipment	(9,388)	(271,258)
Purchase of intangible assets	(9,642)	(119,725)
Deposit on real estate purchase	(12,613,083)
Cash acquired from business acquisition		631,136
Net cash (used in) investing activities	(11,769,294)	(1,438,760)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net	18,090,668
Payments of other payables - related party	(54,273)	(162,291)
Deferred offering costs		(691,288)
Net cash provided by (used in) financing activities	18,036,395	(853,579)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	482,815	(99,315)
INCREASE IN CASH AND CASH EQUIVALENTS	14,851,503	7,167,813
CASH AND CASH EQUIVALENTS, beginning of year	9,184,671	2,016,858
CASH AND CASH EQUIVALENTS, end of year	24,036,174	9,184,671
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Business acquisition through issuance of ordinary shares		1,495,505
Deferred offering costs offset with additional paid-in capital upon initial public offering	1,413,458
Proceeds from initial public offering placed in escrow	$ 600,000